Annual Total Returns - Voya Floating Rate Fund (Class A C I P R T and W Shares) [BarChart] - Class A C I P R T and W Shares - Voya Floating Rate Fund - Class A	Jul. 31, 2021
Bar Chart Table:
2011	1.41%
2012	8.91%
2013	5.00%
2014	1.29%
2015	0.28%
2016	7.34%
2017	2.52%
2018	(0.23%)
2019	6.39%
2020	1.99%